Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	622,702,954.59	32,179
Yield Supplement Overcollateralization Amount 03/31/22	26,193,836.28	0
Receivables Balance 03/31/22	648,896,790.87	32,179
Principal Payments	25,342,980.65	1,034
Defaulted Receivables	487,214.21	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	24,757,413.29	0
Pool Balance at 04/30/22	598,309,182.72	31,123

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.83%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,288,373.84	238
Past Due 61-90 days	1,620,609.12	67
Past Due 91-120 days	145,949.17	7
Past Due 121+ days	0.00	0
Total	7,054,932.13	312

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	380,654.64
Aggregate Net Losses/(Gains) - April 2022	106,559.57
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.20%
Prior Net Losses/(Gains) Ratio	0.27%
Second Prior Net Losses/(Gains) Ratio	0.00%
Third Prior Net Losses/(Gains) Ratio	0.32%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	6,880,555.60
Actual Overcollateralization	6,880,555.60
Weighted Average Contract Rate	3.54%
Weighted Average Contract Rate, Yield Adjusted	5.75%
Weighted Average Remaining Term	48.00

Flow of Funds	$ Amount
Collections	27,615,568.98
Investment Earnings on Cash Accounts	1,579.91
Servicing Fee	(540,747.33)
Transfer to Collection Account	0.00
Available Funds	27,076,401.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	148,335.68
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	712,687.89
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,880,555.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,784,954.06

Total Distributions of Available Funds	27,076,401.56

Servicing Fee	540,747.33
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	615,541,870.61
Principal Paid	24,113,243.49
Note Balance @ 05/16/22	591,428,627.12

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	75,371,870.61
Principal Paid	24,113,243.49
Note Balance @ 05/16/22	51,258,627.12
Note Factor @ 05/16/22	14.1208339%

Class A-3
Note Balance @ 04/15/22	390,600,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	390,600,000.00
Note Factor @ 05/16/22	100.0000000%

Class A-4
Note Balance @ 04/15/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	100,020,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	33,030,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	16,520,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	178,204.01
Total Principal Paid	24,113,243.49
Total Paid	24,291,447.50

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	10,677.68
Principal Paid	24,113,243.49
Total Paid to A-2 Holders	24,123,921.17

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1622736
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.9576600
Total Distribution Amount	22.1199336

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0294151
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.4276680
Total A-2 Distribution Amount	66.4570831

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	29.56
Noteholders' Third Priority Principal Distributable Amount	685.10
Noteholders' Principal Distributable Amount	285.34

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	5,504,632.16
Investment Earnings	1,296.92
Investment Earnings Paid	(1,296.92)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,757,751.65	$2,725,010.41	$2,961,374.48
Number of Extensions	112	102	115
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.40%	0.42%